united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 6/30/17

Item 1. Reports to Stockholders.

altegris TRUSTED ALTERNATIVES. INTELLIGENT INVESTING.

June 30, 2017

The Altegris Mutual Funds

Each a Series of Northern Lights Fund Trust

Semi-Annual Report

ADVISED BY

Altegris Advisors, L.L.C.
1200 Prospect Street
Suite 400
La Jolla, CA 92037

888.524.9441

www.altegris.com/mutualfunds

Altegris/AACA Real Estate Long Short Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2017

The Fund’s performance figures* for the periods ending June 30, 2017, compared to its benchmark:

			Annualized
			Fund Inception			Since Inception
	Six Months	One Year	January 9, 2014	Three Year	Five Year	February 1, 2011
Altegris/AACA Real Estate Long Short Fund - Class A	10.46%	12.03%	13.94%	10.61%	N/A	N/A
Altegris/AACA Real Estate Long Short Fund - Class A with load **	4.13%	5.62%	12.02%	8.43%	N/A	N/A
Altegris/AACA Real Estate Long Short Fund - Class I ***	10.68%	12.32%	N/A	10.85%	12.56%	12.54%
Altegris/AACA Real Estate Long Short Fund - Class N	10.55%	12.12%	13.95%	10.59%	N/A	N/A
S&P 500 Total Return Index ****	9.34%	17.90%	10.59%	9.61%	14.63%	12.49%
Dow Jones US Real Estate Total Return Index *****	5.89%	1.42%	11.65%	8.33%	9.27%	9.81%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s estimated total operating expense ratios before waiver, per the Fund’s prospectus dated May 1, 2017, are 3.40%, 3.15% and 3.40% for Class A, Class I and Class N shares, respectively. Class A share are subject to a maximum sales charge of 5.75% imposed on purchases. Class A shares may be subject to a contingent deferred sales charge imposed on certain redemptions. All share classes are subject to a redemption fee of 1.00% of the amount redeemed if sold within 30 days of purchase. For performance information current to the most recent month-end, please call 1-888-524-9441.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	The prior three year and since inception performance track record that follows the Fund inception for Class I is that of the Predecessor Fund, American Asset Real Estate Securities Fund, L.P. which was managed by American Assets Investment Management LLC, an affiliate and predecessor firm of AACA. The method used to calculate the Predecessor Fund’s performance differs from the Securities and Exchange Commission’s (“SEC”) standardized method of calculating performance because the Predecessor Fund employed monthly, rather than daily, valuation and this may produce different results. American Asset Real Estate Securities Fund, L.P. was not subject to certain investment restrictions, diversification requirements, limitations on leverage and other restrictions of the Investment Company Act of 1940 and of the Internal Revenue Code (“Code”), which if they had been applicable, might have adversely affected its performance.

****	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

*****	The Dow Jones US Real Estate Total Return Index is an unmanaged index considered to be representative of REITS and other companies that invest directly or indirectly in real estate, and reflects no deductions for fees, expenses or taxes. Investors cannot invest directly in an index.

Top Ten Holdings by Industry as of June 30, 2017 *	% of Net Assets
Diversified	32.0%
Lodging	11.6%
Warehouse	10.0%
Electric	9.2%
Office Property	8.2%
Apartments	7.9%
Storage	7.6%
Healthcare	6.3%
Agriculture	6.2%
Commercial Services	5.1%
Liabilities in Excess of Other Assets	(4.1)%
Total	100.0%

*   The holdings by industry detailed does not include derivative and short exposure.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Altegris /AACA Opportunistic Real Estate Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2017

Shares		Value
	INVESTMENTS- 113.4%
	COMMON STOCK - 113.4%
	AGRICULTURE - 6.2%
1,004,826	Cadiz, Inc. * +	$13,565,151

	COMMERCIAL SERVICES - 5.1%
142,399	Macquarie Infrastructure	11,164,082

	ELECTRIC- 9.2%
238,317	Brookfield Infrastructure Partners LP	9,749,548
330,000	Brookfield Renewable Partners LP	10,540,200
		20,289,748
	ENGINEERING & CONSTRUCTION - 1.5%
16,355,000	13 Holdings Ltd. *	3,373,050

	ENTERTAINMENT - 0.1%
1,000	Vail Resorts, Inc. +	202,830

	LEISURE TIME - 3.1%
2,154,520	Drive Shack, Inc. +	6,786,738

	LODGING - 11.5%
145,000	Las Vegas Sands Corp. +	9,264,050
171,104	MGM Resorts International * +	5,353,844
80,000	Wynn Resorts Ltd	10,729,600
		25,347,494
	REITS-APARTMENTS - 7.9%
279,085	Colony Starwood Homes	9,575,406
200,000	Education Realty Trust Inc	7,750,000
		17,325,406
	REITS-DIVERSIFIED - 32.0%
66,400	American Tower Corp.	8,786,048
91,500	CoreSite Realty Corp.	9,472,995
125,453	Crown Castle International Corp. +	12,567,882
31,380	Equinox, Inc.	13,467,041
963,100	New Residential Investment Corp. +	14,985,836
81,100	SBA Communications Corp. - Class A * +	10,940,390
		70,220,192
	REITS-HEALTH CARE - 6.3%
120,000	Healthcare Realty Trust, Inc.	4,098,000
309,000	Healthcare Trust of America, Inc. - Class A +	9,612,990
		13,710,990
	REITS-MANUFACTURED HOMES - 4.7%
20,300	Equity Lifestyle Properties, Inc. +	1,752,702
96,700	Sun Communities, Inc. +	8,479,623
		10,232,325
	REITS-OFFICE PROPERTY - 8.2%
95,000	Alexandria Real Estate Equities, Inc. +	11,444,650
20,000	Boston Properties, Inc. +	2,460,400
119,600	Hudson Pacific Properties, Inc.	4,089,124
		17,994,174
	REITS-STORAGE - 7.6%
104,200	Extra Space Storage, Inc.	8,127,600
372,000	National Storage Affiliates Trust +	8,596,920
		16,724,520
	REITS-WAREHOUSE - 10.0%
184,700	CyrusOne, Inc. +	10,297,026
224,200	QTS Realty Trust, Inc. +	11,732,386
		22,029,412

	TOTAL COMMON STOCK (Cost - $220,534,240)	248,966,112

The accompanying notes are an integral part of these financial statements.

Altegris /AACA Opportunistic Real Estate Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

Shares		Dividend Rate (%)	Maturity Date	Value
	PREFERRED STOCK - 0.0%
	LEISURE TIME - 0.0%
1,000	Drive Shack, Inc. (Cost - $24,728)	8.375	Perpetual	$24,440

	TOTAL INVESTMENTS - 113.4% (Cost - 220,558,968) (a)			$248,990,552
	LIABILITIES IN EXCESS OF OTHER ASSETS - (13.4)%			(29,510,835)
	NET ASSETS - 100.0%			$219,479,717

	SECURITIES SOLD SHORT - (8.5)%
	COMMON STOCK - (8.5)%
	REITS-DIVERSIFIED - (3.3)%
(130,000)	Duke Realty Corp.			(3,633,500)
(200,034)	Tier REIT, Inc.			(3,696,628)
				(7,330,128)
	REITS -OFFICE PROPERTY - (2.2)%
(100,134)	Mack-Cali Realty Corp.			(2,717,637)
(93,097)	Parkway Properties, Inc.			(2,130,979)
				(4,848,616)
	REITS - STORAGE - (1.0)
(62,000)	Iron Mountain, Inc.			(2,130,320)

	REITS - WAREHOUSE - (2.0)%
(45,000)	DCT Industrial Trust, Inc.			(2,404,800)
(132,061)	Monmouth Real Estate Investment Corp.			(1,987,518)
				(4,392,318)

	TOTAL COMMON STOCK (Proceeds - $17,330,416)			$(18,701,382)

Number of Contracts **			Expiration
	WRITTEN OPTIONS - (0.0)% *
	PUT OPTIONS - (0.0)%
(1,000)	MGM, @ $31.00 (Proceeds - $-71,098)		Jul-17	$(73,000)

REIT	Real Estate Investment Trust

Pereptual	Perpetual bonds are fixed income instruments without defined maturity dates.

*	Non-income producing security.

**	Each option contract allows the holder of the option to sell 100 shares of the underlying security.

+	All or part of the security was held as collateral for securities sold short as of June 30, 2017. These securities amounted to $83,622,684.

(a)	Represents cost for financial reporting purpose. Aggregate cost for federal tax purposes (excluding securities sold short) is $221,219,859 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$34,436,734
Unrealized Depreciation:	(6,666,041)
Net Unrealized Appreciation:	$27,770,693

The accompanying notes are an integral part of these financial statements.

Altegris Multi-Strategy Alternative Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2017

The Fund’s performance figures* for the periods ending June 30, 2017, compared to its benchmark:

			Annualized
				Since Inception
	Six Months	One Year	Three Year	February 28, 2013
Altegris Multi Strategy Fund - Class A	2.62%	1.10%	0.09%	0.56%
Altegris Multi Strategy Fund - Class A with load **	(3.33)%	(4.70)%	(1.86)%	(0.81)%
Altegris Multi Strategy Fund - Class I	2.73%	1.51%	0.36%	0.83%
Altegris Multi Strategy Fund - Class N	2.62%	1.32%	0.16%	0.63%
HFRX Global Hedge Fund Index ***	2.56%	6.00%	(0.35)%	1.12%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expense ratio before fee waiver and expense reimbursement, per the Fund’s prospectus dated May 1, 2017, are 3.81%, 3.56% and 3.81% for Class A, Class I and Class N Shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases. Class A shares may be subject to a contingent deferred sales charge imposed on certain redemptions. All share classes are subject to a redemption fee of 1.00% of the amount redeemed if sold within 30 days of purchase. For performance information current to the most recent month-end, please call 1-877-772-5838.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are assed weighted based on the distribution of assets in the hedge fund industry. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. Investors cannot invest directly in an index.

****	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for Large-Cap stocks. Invetsors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

% of Net
Holdings by Type of Investment as of June 30, 2017	Assets
Mutual Funds:
Debt Fund	33.7%
Asset Allocation Funds	33.7%
Alternative Fund	28.6%
Other Assets Less Liabilities	4.0%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Altegris Multi-Strategy Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2017

Shares		Value
	MUTUAL FUNDS - 94.6%
	ALTERNATIVE FUND - 28.6%
680,927	CRM Long/Short Opportunities Fund *	$6,979,506

	ASSET ALLOCATION FUNDS - 32.3%
422,949	Altegris Futures Evolution Strategy Fund (a)	3,958,804
440,326	Altegris GSA Trend Strategy Fund	3,930,352
		7,889,156
	DEBT FUND - 33.7%
703,931	Western Asset Macro Opportunities Fund - Class I	8,221,915

	TOTAL MUTUAL FUNDS (Cost - $22,793,959)	23,090,577

	TOTAL INVESTMENTS - 94.6% (Cost - $22,793,959) (b)	$23,090,577
	OTHER ASSETS LESS LIABILITIES - 5.4%	1,326,884
	NET ASSETS - 100.0%	$24,417,460

*	Non-income producing security.

(a)	I-class Shares of affiliated investment companies.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $22,858,336 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$964,754
Unrealized Depreciation:	(732,513)
Net Unrealized Appreciation:	$232,241

Investments In Affiliates

Investments in other investment companies advised by the Advisor are defined as “affiliated”. Transactions in affiliates for the Six months ended June 30, 2017 were as follows:

						Value of
	Beginning			Ending	Dividend	affiliates at
	Shares	Additions	Reductions	Shares	Income	March 31, 2017
Altegris Futures Evolution Strategy Fund	508,710	7,904	(93,665)	422,949	$45,666	$3,958,804
Altegris Managed Futures Strategy Fund	588,216	—	(588,216)	—	—	—
Altegris GSA Trend Strategy Fund		479,052	(38,726)	440,326	—	3,930,352

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

	Altegris/AACA	Altegris
	Opportunistic	Multi-Strategy
	Real Estate	Alternative
	Fund	Fund
ASSETS:
Investments in securities, at cost	$220,558,968	$14,236,667
Investments in affiliates, at cost	—	8,557,292
Investments in securities, at value	$248,990,552	$15,201,420
Investments in affiliates, at value	—	7,889,156
Cash	—	1,537,120
Dividends and interest receivable	1,077,647	—
Receivable for Fund shares sold	417,474	—
Receivable for securities sold	71,098	594
Receivable due from Advisor	—	13,819
Prepaid expenses and other assets	41,434	27,771
TOTAL ASSETS	250,598,205	24,669,880

LIABILITIES
Securities sold short, at value (proceeds $17,330,416 and $0 respectively)	18,701,382	—
Cash overdraft	6,305,995	—
Payable for investments purchased	5,249,428	—
Payable for fund shares redeemed	443,635	174,800
Investment advisory fees payable	208,549	—
Options written at value (proceeds - $71,098)	73,000	—
Payable to related parties	21,420	12,997
Distribution (12b-1) fees payable	7,049	7,483
Accrued expenses and other liabilities	108,030	57,140
TOTAL LIABILITIES	31,118,488	252,420
NET ASSETS	$219,479,717	$24,417,460

Composition of Net Assets:
Paid in capital	$190,874,293	$27,791,046
Undistributed net investment income (loss)	1,717,634	(64,055)
Accumulated net realized loss from investments	(170,926)	(3,606,148)
Net unrealized appreciation of investments	27,058,716	296,617
NET ASSETS	$219,479,717	$24,417,460

Net Asset Value Per Share:
Class A Shares:
Net Assets	$8,625,103	$665,386
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	600,462	73,936
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a,b)	$14.36	$9.00
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (c)	$15.24	$9.55

Class I Shares:
Net Assets	$185,808,622	$3,569,353
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	12,901,741	395,644
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$14.40	$9.02

Class N Shares:
Net Assets	$25,045,992	$20,182,721
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,744,653	2,238,337
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$14.36	$9.02

(a)	Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(b)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

(c)	On investments of $25,000 or more, the sales load is reduced.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2017

	Altegris/AACA	Altegris
	Opportunistic	Multi-Strategy
	Real Estate	Alternative
	Fund	Fund
INVESTMENT INCOME
Interest	$128	$—
Affiliated dividend income	—	45,665
Dividends (includes tax witholding of $25,165 and $0, respectively)	3,276,284	—
TOTAL INVESTMENT INCOME	3,276,412	45,665

EXPENSES
Advisor fees	1,048,930	105,923
Short sale dividend expense	352,969
Interest expense	262,465	2,701
Registration fees	33,221	14,083
Professional fees	19,777	14,376
Transfer agent fees	24,564	14,881
Distribution (12b-1) fees:
Class A	8,221	1,155
Class N	17,822	27,743
Administrative services fees	32,047	5,225
Non 12b-1 shareholder servicing fees	23,988	2,480
Custodian fees	15,687	—
Printing and postage expenses	8,927	7,191
Trustees fees and expenses	10,107	7,529
Accounting services fees	9,050	3,820
Insurance expense	1,289	304
Other expenses	18,745	3,097
TOTAL EXPENSES	1,887,809	210,508
Less: Fees waived by the Advisor	(28,744)	(100,788)
NET EXPENSES	1,859,065	109,720

NET INVESTMENT INCOME	1,417,347	(64,055)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	2,056,953	(5,288)
Affiliated Investments	—	(423,381)
Options contracts purchased	(8,017)	—
Options contracts written	582,298	—
Securities sold short	(446,864)	—
Foreign currency exchange contracts	(2,071)	—
Net Realized Gain (Loss) on Investments	2,182,299	(428,669)

Net change in unrealized appreciation (depreciation) on:
Investments	9,568,524	1,216,523
Options contracts written	(1,123)	—
Securities sold short	482,516	—
Net Change in Unrealized Appreciation on Investments	10,049,917	1,216,523

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	12,232,216	787,854

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,649,563	$723,799

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Altegris/AACA Opportunistic Real Estate Fund		Altegris Multi-Strategy Alternative Fund
	For the Six Months	For the Year Ended	For the Six Months	For the Year Ended
	Ended June 30,	December 31,	Ended June 30,	December 31,
	2017	2016	2017	2016
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,417,347	$330,328	$(64,055)	$959,068
Net realized gain (loss) on investments	2,182,299	(1,582,246)	(428,669)	(3,089,765)
Net change in unrealized appreciation on investments	10,049,917	14,861,337	1,216,523	738,290
Net increase (decrease) in net assets resulting from operations	13,649,563	13,609,419	723,799	(1,392,407)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(2,364)	—	(31,496)
Class I	—	(91,821)	—	(160,946)
Class N	—	(2,349)	—	(771,459)
From net realized gains
Class A	—	—	—	(1,575)
Class I	—	—	—	(7,335)
Class N	—	—	—	(37,255)
Distributions From Paid In Capital:
Class A	—	(8,526)	—	—
Class I	—	(331,176)	—	—
Class N	—	(8,474)	—	—
Total distributions to shareholders	—	(444,710)	—	(1,010,066)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	5,439,129	1,770,977	24,066	280,611
Class I	70,776,846	20,779,684	645,231	9,657,658
Class N	19,188,579	5,573,095	2,687,323	16,036,270
Net asset value of shares issued in reinvestment of distributions:
Class A	—	9,376	—	32,050
Class I	—	295,760	—	90,760
Class N	—	10,598	—	261,664
Redemption fee proceeds:
Class A	61	66	5	44
Class I	1,319	1,553	29	187
Class N	178	90	163	1,002
Payments for shares redeemed:
Class A	(2,191,532)	(3,530,450)	(399,981)	(523,415)
Class I	(10,567,956)	(21,939,012)	(1,549,331)	(21,359,044)
Class N	(1,526,383)	(6,136,094)	(6,471,276)	(18,541,194)
Net increase (decrease) from shares of beneficial interest transactions	81,120,241	(3,164,357)	(5,063,771)	(14,063,407)

NET INCREASE (DECREASE) IN NET ASSETS	94,769,804	10,000,352	(4,339,972)	(16,465,880)

NET ASSETS
Beginning of period	124,709,913	114,709,561	28,757,432	45,223,312
End of period *	$219,479,717	$124,709,913	$24,417,460	$28,757,432
* Includes undistributed net investment income (loss) of:	$1,717,634	$300,287	$(64,055)	$—

SHARE ACTIVITY
Class A:
Shares Sold	377,749	143,153	2,702	30,621
Shares Reinvested	—	725	—	3,646
Shares Redeemed	(150,607)	(324,153)	(44,665)	(57,016)
Net increase (decrease) in shares of beneficial interest outstanding	227,142	(180,275)	(41,963)	(22,749)

Class I:
Shares Sold	4,962,393	1,751,179	73,064	1,055,096
Shares Reinvested	—	22,931	—	10,314
Shares Redeemed	(769,054)	(1,832,633)	(174,511)	(2,307,410)
Net increase (decrease) in shares of beneficial interest outstanding	4,193,339	(58,523)	(101,447)	(1,242,000)

Class N:
Shares Sold	1,347,776	448,804	302,049	1,767,784
Shares Reinvested	—	820	—	29,701
Shares Redeemed	(107,229)	(541,567)	(723,602)	(2,016,965)
Net increase (decrease) in shares of beneficial interest outstanding	1,240,547	(91,943)	(421,553)	(219,480)

The accompanying notes are an integral part of these financial statements.

Altegris/AACA Opportunistic Real Estate Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Class A
	Six Months Ended		Year Ended		Year Ended		Period Ended
	June 30, 2017		December 31, 2016		December 31, 2015		December 31, 2014	(1)
	(Unaudited)
Net asset value, beginning of year/period	$12.99		$11.56		$12.21		$10.00
Income from investment operations:
Net investment income (2)	0.14		0.01		0.07		0.15
Net realized and unrealized gain (loss) on investments	1.23		1.45		(0.17)		2.52
Total from investment operations	1.37		1.46		(0.10)		2.67
Less distributions from:
Net investment income	—		(0.01)		(0.13)		(0.07)
Net realized gains	—		—		(0.42)		(0.39)
Return of capital	—		(0.02)		—		—
Total distributions	—		(0.03)		(0.55)		(0.46)
Redemption fees collected (3)	0.00		0.00		0.00		0.00
Net asset value, end of year/period	$14.36		$12.99		$11.56		$12.21
Total return (4)	10.46%		12.65	% (5)	(0.60	)% (5)	27.09	% (5,6)
Net assets, at end of year/period (000s)	$8,625		$8,625		$6,402		$2,861
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets including dividends from securities sold short and interest expense (7,8)	2.49%		3.38%		3.35%		3.17	% (9)
Ratio of gross expenses to average net assets excluding dividends from securities sold short and interest expense (7,8)	1.80%		1.92%		1.92%		2.07	% (9)
Ratio of net expenses to average net assets including dividends from securities sold short and interest expense (7)	2.46%		3.31%		3.23%		2.90	% (9)
Ratio of net expenses to average net assets excluding dividends from securities sold short and interest expense (7)	1.80%		1.80%		1.80%		1.80	% (9)
Ratio of net investment income to average net assets (10)	(0.97)%		0.11%		0.58%		1.30	% (9)
Portfolio Turnover Rate	28	% (6)	60%		70%		53	% (6)

(1)	The Fund commenced operations on January 9, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not annualized.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies or REITs in which the Fund invests.

(9)	Annualized.

(10)	Recognition of net investment gain by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Altegris/AACA Opportunistic Real Estate Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Class I
	Six Months Ended		Year Ended		Year Ended		Period Ended
	June 30, 2017		December 31, 2016		December 31, 2015		December 31, 2014	(1)
	(Unaudited)
Net asset value, beginning of year/period	$13.01		$11.57		$12.22		$10.00
Income from investment operations:
Net investment income (2)	0.16		0.04		0.03		0.11
Net realized and unrealized gain (loss) on investments	1.23		1.45		(0.10)		2.59
Total from investment operations	1.39		1.49		(0.07)		2.70
Less distributions from:
Net investment income	—		(0.01)		(0.16)		(0.09)
Net realized gains	—		—		(0.42)		(0.39)
Return of capital	—		(0.04)		—		—
Total distributions	—		(0.05)		(0.58)		(0.48)
Redemption fees collected (3)	0.00		0.00		0.00		0.00
Net asset value, end of year/period	$14.40		$13.01		$11.57		$12.22
Total return (4)	10.68%		12.88	% (5)	(0.31	)% (5)	27.31	% (5,6)
Net assets, at end of year/period (000s)	$185,809		$113,313		$101,418		$67,341
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets including dividends from securities sold short and interest expense (7,8)	2.24%		3.13%		3.10%		2.99	% (9)
Ratio of gross expenses to average net assets excluding dividends from securities sold short and interest expense (7,8)	1.55%		1.67%		1.67%		1.89	% (9)
Ratio of net expenses to average net assets including dividends from securities sold short and interest expense (8)	2.21%		3.06%		2.98%		2.65	% (9)
Ratio of net expenses to average net assets excluding dividends from securities sold short and interest expense (8)	1.55%		1.55%		1.55%		1.55	% (9)
Ratio of net investment income to average net assets (10)	(0.72)%		0.31%		0.27%		1.00	% (9)
Portfolio Turnover Rate	28	% (6)	60%		70%		53	% (6)

(1)	The Fund commenced operations on January 9, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not annualized.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies or REITs in which the Fund invests.

(9)	Annualized.

(10)	Recognition of net investment gain by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Altegris/AACA Opportunistic Real Estate Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Class N
	Six Months Ended		Year Ended		Year Ended		Period Ended
	June 30, 2017		December 31, 2016		December 31, 2015		December 31, 2014	(1)
	(Unaudited)
Net asset value, beginning of year/period	$12.99		$11.56		$12.21		$10.00
Income from investment operations:
Net investment income (loss) (2)	0.17		0.01		(0.01)		0.18
Net realized and unrealized gain on investments	1.20		1.45		(0.09)		2.49
Total from investment operations	1.37		1.46		(0.10)		2.67
Less distributions from:
Net investment income	—		(0.01)		(0.13)		(0.07)
Net realized gains	—		—		(0.42)		(0.39)
Return of capital	—		(0.02)		—		—
Total distributions	—		(0.03)		(0.55)		(0.46)
Redemption fees collected (3)	0.00		0.00		0.00		0.00
Net asset value, end of year/period	$14.36		$12.99		$11.56		$12.21
Total return (4)	10.55%		12.66	% (5)	(0.58	)% (5)	27.09	% (5,6)
Net assets, at end of year/period (000s)	$25,046		$6,547		$6,890		$2,916
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets including dividends from securities sold short and interest expense (7,8)	2.49%		3.38%		3.35%		3.17	% (9)
Ratio of gross expenses to average net assets excluding dividends from securities sold short and interest expense (7,8)	1.80%		1.92%		1.92%		2.07	% (9)
Ratio of net expenses to average net assets including dividends from securities sold short and interest expense (7)	2.46%		3.31%		3.23%		2.90	% (9)
Ratio of net expenses to average net assets excluding dividends from securities sold short and interest expense (7)	1.80%		1.80%		1.80%		1.80	% (9)
Ratio of net investment income to average net assets (10)	(0.77)%		0.11%		(0.03)%		1.52	% (9)
Portfolio Turnover Rate	28	% (6)	60%		70%		53	% (6)

(1)	The Fund commenced operations on January 9, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not annualized.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies or REITs in which the Fund invests.

(9)	Annualized.

(10)	Recognition of net investment gain by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Altegris Multi-Strategy Alternative Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Class A
	Six Months								Period Ended
	Ended June 30,		Year Ended December 31,						December 31,
	2017		2016		2015		2014		2013 (1)
	(Unaudited)
Net asset value, beginning of year/period	$8.77		$9.49		$10.15		$9.88		$10.00
Income (loss) from investment operations:
Net investment income (2)	(0.02)		0.25		0.21		0.11		0.34
Net realized and unrealized gain (loss) on investments	0.25		(0.68)		(0.28)		0.32		(0.26)
Total from investment operations	0.23		(0.43)		(0.07)		0.43		0.08
Less distributions from:
Net investment income	—		(0.28)		(0.31)		(0.16)		(0.19)
Net realized gains	—		(0.01)		(0.28)		—		(0.01)
Total distributions	—		(0.29)		(0.59)		(0.16)		(0.20)
Redemption fees collected (3)	0.00		0.00		0.00		0.00		0.00
Net asset value, end of year/period	$9.00		$8.77		$9.49		$10.15		$9.88
Total return (4)	2.62%		(4.49	)% (5)	(0.69	)% (5)	4.37	% (5)	0.83	% (5,6)
Net assets, at end of year/period (000s)	$665		$1,017		$1,316		$2,178		$1,754
Ratio of gross expenses to average net assets (7,8)	2.10	% (9)	1.21%		0.88%		3.72%		14.24	% (9)
Ratio of net expenses to average net assets (8,10)	0.85	% (9)	0.85%		0.86%		1.13%		1.75	% (9)
Ratio of net investment income to average net assets (8)	(0.55	)% (9)	2.87%		2.02%		1.10%		4.10	% (9)
Portfolio Turnover Rate	56	% (6)	131%		19%		28%		21	% (6)

(1)	The Altegris Multi-Strategy Alternative Fund commenced operations on February 28, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not annualized.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Does not include expenses of underlying funds.

(9)	Annualized.

(10)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

The accompanying notes are an integral part of these financial statements.

Altegris Multi-Strategy Alternative Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Class I
	Six Months							Period Ended
	Ended June 30,	Year Ended December 31,						December 31,
	2017	2016		2015		2014		2013 (1)
	(Unaudited)
Net asset value, beginning of year/period	$8.78	$9.50		$10.17		$9.89		$10.00
Income (loss) from investment operations:
Net investment income (2)	(0.01)	0.24		0.39		0.23		0.42
Net realized and unrealized gain (loss) on investments	0.25	(0.64)		(0.43)		0.23		(0.32)
Total from investment operations	0.24	(0.40)		(0.04)		0.46		0.10
Less distributions from:
Net investment income	—	(0.31)		(0.35)		(0.18)		(0.20)
Net realized gains	—	(0.01)		(0.28)		—		(0.01)
Total distributions	—	(0.32)		(0.63)		(0.18)		(0.21)
Redemption fees collected (3)	0.00	0.00		0.00		0.00		0.00
Net asset value, end of year/period	$9.02	$8.78		$9.50		$10.17		$9.89
Total return (4)	2.75%	(4.19	)% (5)	(0.44	)% (5)	4.73	% (5)	1.04	% (5,6)
Net assets, at end of year/period (000s)	$3,569	$4,365		$16,525		$15,654		$1,914
Ratio of gross expenses to average net assets (7,8)	1.85%	0.96%		0.63%		2.25%		17.34	% (9)
Ratio of net expenses to average net assets (8,10)	0.60%	0.60%		0.61%		0.72%		1.50	% (9)
Ratio of net investment income to average net assets (8)	0.28%	2.92%		3.77%		2.29%		4.98	% (9)
Portfolio Turnover Rate	56%	131%		19%		28%		21	% (6)

(1)	The Altegris Multi-Strategy Alternative Fund commenced operations on February 28, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not annualized.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Does not include expenses of underlying funds.

(9)	Annualized.

(10)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

The accompanying notes are an integral part of these financial statements.

Altegris Multi-Strategy Alternative Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Class N
	Six Months								Period Ended
	Ended June 30,		Year Ended December 31,						December 31,
	2017		2016		2015		2014		2013 (1)
	(Unaudited)
Net asset value, beginning of year/period	$8.79		$9.51		$10.17		$9.89		$10.00
Income (loss) from investment operations:
Net investment income (2)	(0.02)		0.37		0.28		0.20		0.10
Net realized and unrealized gain (loss) on investments	0.25		(0.79)		(0.34)		0.24		(0.02)
Total from investment operations	0.23		(0.42)		(0.06)		0.44		0.08
Less distributions from:
Net investment income	—		(0.29)		(0.32)		(0.16)		(0.18)
Net realized gains	—		(0.01)		(0.28)		—		(0.01)
Total distributions	—		(0.30)		(0.60)		(0.16)		(0.19)
Redemption fees collected (3)	0.00		0.00		0.00		0.00		0.00
Net asset value, end of year/period	$9.02		$8.79		$9.51		$10.17		$9.89
Total return (4)	2.58%		(4.40	)% (5)	(0.62	)% (5)	4.51	% (5)	0.85	% (5,6)
Net assets, at end of year/period (000s)	$20,183		$23,376		$27,382		$33,961		$131
Ratio of gross expenses to average net assets (7,8)	2.10	% (9)	1.21%		0.88%		2.26%		18.73	% (9)
Ratio of net expenses to average net assets (8,10)	0.85	% (9)	0.85%		0.86%		0.82%		1.75	% (9)
Ratio of net investment income to average net assets (8)	0.53	% (9)	3.80%		2.73%		1.98%		1.21	% (9)
Portfolio Turnover Rate	56	% (6)	131%		19%		28%		21	% (6)

(1)	The Altegris Multi-Strategy Alternative Fund commenced operations on February 28, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not annualized.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Annualized for periods less than one full year.

(9)	Does not include expenses of underlying funds.

(10)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

The accompanying notes are an integral part of these financial statements.

Altegris Mutual Funds
NOTES TO FINANCIAL STATEMENTS (unaudited)
June 30, 2017

1.	ORGANIZATION

Altegris/AACA Opportunistic Real Estate Fund (“Opportunistic Real Estate”) (formerly known as Altegris/AACA Real Estate Long Short Fund) and Altegris Multi-Strategy Alternative Fund (“Multi-Strategy Alternative”). Multi-Strategy Alternative is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Opportunistic Real Estate commenced operations on January 9, 2014. Multi-Strategy Alternative commenced operations on February 28, 2013.

Fund	Primary Objective
Opportunistic Real Estate	Total Return through long term capital appreciation and current income
Multi-Strategy Alternative	Long term capital appreciation and absolute returns

The Altegris Mutual Funds (each, a “Fund” and collectively the “Funds”) offer Class A, Class I and Class N shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more each Fund’s Class A shares will not pay any initial sales charge on the purchase however, may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. Funds with Class N shares are offered at their NAV without an initial sales charge and are subject to 12b-1. Class I shares of each Fund are sold at NAV without an initial sales charge and are not subject to distribution fees, but have a higher minimum initial investment than Class A and Class N shares. All classes are subject to a 1% redemption fee on redemptions made with 30 days of the original purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period ended. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Option contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The value of the credit default swap agreements entered by a Fund are accounted for using the unrealized gain or loss on the agreements that is determined using the last quoted value of the index that the swap pertains to at the close of the market, adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements. The value of interest

Altegris Mutual Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2017

rate swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the previous day’s CME price.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities which are not traded on an exchange or for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available, the spread between bid and ask prices is substantial, the frequency of sales, the thinness of the market, the size of reported trades, and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Altegris Mutual Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2017

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of June 30, 2017 for each Fund’s assets and liabilities measured at fair value:

Opportunistic Real Estate

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stock *	$248,966,112	$—	$—	$248,966,112
Preferred Stock	24,440	—	—	24,440
Total Investments	$248,990,552	$—	$—	$248,990,552
Liabilities
Securities Sold Short
Common Stock *	$(18,701,382)	$—	$—	$(18,701,382)
Derivatives
Written Options	(73,000)	—	—	(73,000)

Multi-Strategy Alternative

Mutual Funds	$23,090,577	$—	$—	$23,090,577

The Funds did not hold any Level 3 securities during the year. There were no transfers between any levels during the year.

It is each Fund’s policy to recognize transfers between levels at the end of the reporting year.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions

Altegris Mutual Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2017

are recorded. Each Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Any Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually for Multi-Strategy Alternative. Dividends from net investment income are declared and distributed quarterly for Opportunistic Real Estate. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2014 to December 31, 2016, or expected to be taken in each Fund’s December 31, 2017 year-end tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, and any foreign jurisdiction where each Fund makes significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, if a Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. That Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against that Fund have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

The cost of purchases and the proceeds for each Fund from sales of investments, other than short-term investments, for the year ended June 30, 2017 were as follows:

Fund	Purchases	Sales
Opportunstic Real Estate	113,135,155	24,323,676
Multi-Strategy Alternative	14,655,712	19,853,903

During the normal course of business, each Fund purchases and sells various financial instruments, which may result in market, liquidity and currency risks, the amount of which is not apparent from the financial statements.

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by each Fund. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the portfolio of investments. The prices of derivative instruments, including options, forwards and futures

Altegris Mutual Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2017

prices, can be highly volatile. Price movements of derivative contracts in which each Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. Each Fund may be exposed to market risk on derivative contracts if the Fund is not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in its financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. Derivative instruments and exposure to market risk will be disclosed in each Fund’s Portfolio of Investments.

Liquidity Risk: Liquidity risk is the risk that a Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. A Fund’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result a Fund may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. Each Fund does not anticipate any material losses as a result of liquidity risk.

Currency Risk: Each Fund may invest in financial instruments and enters into transactions that are denominated in currencies other than its functional currency. Consequently, a Fund exposed to risks that the exchange rate of its currency relative to other foreign currencies may change in a manner that has an adverse effect on the fair value or future cash flows of that portion of that Fund’s assets or liabilities denominated in currencies other than the USD.

Counterparty Risk: Counterparty risk is the risk that a Fund’s counterparties might default on their obligation to pay or perform generally on their obligations.

Exchange Traded Funds (“ETFs”) – The Funds may invest in ETFs. ETFs are typically a type of index bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. Each Fund may enter into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Funds may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The number of option contracts written and the premiums received by each Fund for the six months ended June 30, 2017 were as follows:

Opportunistic Real Estate

	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received
Options outstanding, beginning of period 12/31/2016	500	$29,979	200	$10,992
Options written	2,911	220,588	7,563	576,040
Options closed	(1,723)	(80,695)	(4,421)	(98,945)
Options expired	(1,688)	(169,872)	(2,342)	(416,989)
Options outstanding, end of period	—	—	1,000	$71,098

Altegris Mutual Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2017

Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. A Fund may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless. In addition, in the event that the price of the security, in connection with which an option was purchased, moves in a direction favorable, the benefits realized as a result of such movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Each Fund may enter into foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward currency exchange contracts, a Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forwards currency exchange contracts, a Fund would incur a loss if the value of the contract increases between the date the foreign currency exchange contract is opened and the date the forward currency exchange contract is closed. A Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, a Fund would incur a loss if the value of the contract decreases between the date the forward currency exchange contract is opened and the date the forward currency exchange contract is closed. A Fund realizes a gain if the value of the contract increases between those dates. A Fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. A Fund also is exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts, which is typically limited to the unrealized gain on each open contract.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The following is a summary of the location of derivative investments on each Fund’s Statement of Assets and Liabilities as of June 30, 2017:

Location on the Statement of Assets and Liabilities

Derivatives Investment Type	Asset Derivatives
Written Options	Unrealized appreciation/(depreciation) on option contracts written

The following table sets forth the fair value of each applicable Fund’s derivative contracts by primary risk exposure as of June 30, 2017:

Derivative Investment Value
					Total Value at
	Interest Rate Risk	Credit Default Risk	Currency Risk	Equity Risk	June 30, 2017
Opportunistic Real Estate
Purchased Options	$—	$—	$—	$73,000	$73,000

The following is a summary of the location of derivative investments on each Fund’s Statement of Operations for the six months ended June 30, 2017:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Options	Net change in unrealized appreciation (depreciation) on option contracts purchased
Net change in unrealized appreciation (depreciation) on option contracts written

Altegris Mutual Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2017

The following is a summary of each applicable Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended June 30, 2017:

Realized gain/(loss) on derivatives recognized in the Statements of Operations
				Total for the Six
	Equity	Interest	Currency	Months Ended June
Derivative Investment type	Contracts	Contracts	Contracts	30, 2017
Opportunistic Real Estate
Purchased Options	$(8,017)	—	$—	$(8,017)
Options Written	582,298	—	—	582,298

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the statement of Operations
	Equity	Equity	Foreign Exchange	Total for the Six Months
	Contracts	Contracts	Contracts	Ended June 30, 2017
Opportunistic Real Estate
Written options	$(1,123)	$—	$—	$(1,123)

The notional value of the derivative instruments outstanding as of June 30, 2017 as disclosed in each Fund’s Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for each Fund.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Altegris Advisors, L.L.C., serves as each Fund’s investment advisor (“the Advisor”) Pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust, on behalf of the Fund, the Advisor, subject to the supervision of the Board, and in conformity with the stated policies of each Fund, manages the portfolio investment operations of each Fund. The Advisor has overall supervisory responsibilities for the general management and investment of each Fund’s securities portfolio, which are subject to review and approval by the Board. In general, the Advisor’s duties include setting the Funds’ overall investment strategies and asset allocation as well as hiring and supervising sub-advisers. The Advisor allocates portions of Opportunistic Real Estate’s portfolio to be managed by American Assets Capital Advisors, LLC (“AACA”) as sub-advisor.

As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on each Fund’s average daily net assets. Opportunistic Real Estate is computed at the annual rate of 1.30%. For the portion of Multi-Strategy Alternative net assets that are not invested in other funds advised by the Advisor will pay the Advisor an annual management fee equal to 1.50% of the average daily net assets so allocated. However, per the terms of the Advisory Agreement, in no case will Multi-Strategy Alternative directly pay the Advisor a management fee that exceeds an amount equal to 1.00% (on an annualized basis) of the Multi-Strategy Alternative’s total average daily net assets on the first $1 billion, 0.93% on net assets greater than $1 billion and less than or equal to $1.5 billion, 0.86% on net assets greater than $1.5 billion and less than or equal to $2 billion, 0.79% on net assets greater than $2 billion and less than or equal to $2.5 billion, 0.72% on net assets greater than $2.5 billion and less than or equal to $3 billion and 0.65% on net assets greater than $3 billion. Pursuant to the investment advisory agreement, the Advisor accrued $1,048,930 and $105,923 for Opportunistic Real Estate and Multi-Strategy Alternative, respectively.

The Advisor has contractually agreed to waive its fees and/or absorb expenses of each Fund, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with investments with other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expenses on securities sold short), taxes, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses (which may include indemnification of officers and Trustees, and contractual indemnification of fund service providers (other than the Advisor)) will not exceed

Altegris Mutual Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2017

certain percentages with respect to the Funds (the “Expense Limitations”). Pursuant to the Expense Limitations, Opportunistic Real Estate Operating Expenses will not exceed 1.80%, 1.55% and 1.80% through December 31, 2017 of the daily average net assets attributable to each of the Class A, Class I and Class N shares, respectively. Multi-Strategy Alternative will not exceed 0.85%, 0.60% and 0.85% through December 31, 2017 of the average net assets attributable to Class A, Class I and Class N shares, respectively.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended June 30, 2017, expenses of $28,744 and $100,788 for Opportunistic Real Estate and Multi-Strategy Alternative, respectively, were waived by the Advisor. Cumulative expenses subject to the aforementioned conditions will expire in the following years:

Opportunistic Real Estate		Multi-Strategy Alternative
Dec-17	$154,841	Dec-17	23,355
Dec-18	119,892	Dec-18	10,537
Dec-19	78,316	Dec-19	63,073
	$353,049		$96,965

The Trust has adopted, on behalf of each Fund, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) for Class A and Class N shares, pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% of the average daily net assets attributable to each of Class A and Class N. The fee is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. During the six months ended June 30, 2017, pursuant to the Plans, Opportunistic Real Estate Class A and Class N shares paid $18,221 and $17,822, respectively. Multi-Strategy Alternative Class A and Class N shares paid $1,155 and $27,743, respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C, Class I and Class N shares. During the six months ended June 30, 2017, For Opportunistic Real Estate, the Distributor received $84,406 in underwriting commissions for sales of Class A, of which $13,178 was retained by the principal underwriter. For Multi-Strategy Alternative, the Distributor received $76 in underwriting commissions for sales of Class A, of which $12 was retained by the principal underwriter.

Collectively the Funds are part of Altegris mutual fund family (“the Family”). In addition to the Funds the Family also is comprised of: Altegris Managed Futures Strategy Fund, Altegris Macro Strategy Fund, Altegris Futures Evolution Strategy Fund and Altegris GSA Trend Strategy Fund. The Family shares the minimum annual fees for certain service providers based on a percentage of the average net assets of each Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by each Fund for serving in such capacities. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Trust.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Altegris Mutual Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2017

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for each Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from each Fund.

5.	REDEMPTION FEES

Each Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to each Fund in which the short-term redemption fee occurs. Opportunistic Real Estate Class A, Class I and Class N assessed redemption fees in the amounts of $61, $1,319 and $178, respectively. Multi-Strategy Alternative Class A, Class I and Class N assessed redemption fees in the amounts of $5, $29, $163, respectively.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the six months ended December 31, 2016 and June 30, 2017 was as follows:

	For the year ended June 30, 2016				For the year ended December 31, 2015
	Ordinary	Long-Term	Return of		Ordinary	Long-Term
Fund	Income	Capital Gains	Capital	Total	Income	Capital Gains	Total
Opportunistic Real Estate	$90,527	$6,007	$348,176	$444,710	$529,221	$5,027,987	$5,557,208

As of December 31, 2016, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Opportunistic Real Estate	$—	$—	$(164)	$(1,691,460)	$(874)	$16,648,359	$14,955,861
Multi-Strategy Alternative	—	—	(1,379,544)	(1,733,558)	—	(984,283)	(4,097,385)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, and adjustments for partnerships. In addition, the amount listed under other book/tax differences for the AACA Opportunistic Real Estate Fund is primarily attributable to the tax deferral of losses on straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The AACA Opportunistic Real Estate Fund incurred and elected to defer such late year losses of $164.

Capital losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Multi Strategy Fund incurred and elected to defer such capital losses of $1,379,544.

At December 31, 2016, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
	Short-Term	Long-Term	Total
Opportunistic Real Estate	$1,691,460	$—	$1,691,460
Multi-Strategy Alternative	172,798	1,560,760	1,733,558

Altegris Mutual Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2017

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), the re-class of Fund distributions, and adjustments for conversion gains/losses, capitalization in lieu of dividend payments and partnerships, resulted in reclassifications for the Funds for the fiscal year ended December 31, 2017 as follows:

	In	Ordinary	Long-Term
Fund	Capital	Income (Loss)	Gains (Loss)
Opportunistic Real Estate Fund	$18,083	$(63,018)	$44,935
Multi-Strategy Alternative	(5,158)	4,833	325

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Multi-Strategy Alternative Fund currently invest a portion of their assets in CRM Long/Short Opportunities Fund and Western Asset Macro Opportunities Fund – Class I. The Fund may redeem its investment at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Multi-Strategy Alternative Fund may be directly affected by the performance of the CRM Long/Short Opportunities Fund and Western Asset Macro Opportunities Fund – Class I. The financial statements of the CRM Long/Short Opportunities Fund and Western Asset Macro Opportunities Fund – Class I, including the portfolio of investments, can be found at the websites www.crmfunds.com and www.westernasset.com, respectively or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2017 the percentage of the Multi-Strategy Alternative Funds’ net assets invested in the CRM Long/Short Opportunities Fund and Western Asset Macro Opportunities Fund – Class I was 28.6% and 33.7%, respectively.

8.	NEW ACCOUNTING PRONOUNCEMENTS

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Altegris Mutual Funds
EXPENSE EXAMPLES (Unaudited)
June 30, 2017

As a shareholder of the Altegris Mutual Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges, and redemption fees; (2) ongoing costs, including management fees; expenses due to securities sold short; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Altegris Mutual Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period beginning January 1, 2017 and ended June 30, 2017.

Table 1. Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Table 2. Hypothetical Example for Comparison Purposes

Table 2 below provides information about hypothetical account values and hypothetical expenses based on the each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not equal to any of the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Table 1
		Beginning Account	Ending Account	Expenses Paid During
Actual	Annualized	Value	Value	Period *
Expenses	Expense Ratio	1/1/2017	6/30/2017	1/1/2017 - 6/30/2017
Altegris/AACA Opportunistic Real Estate Fund
Class A	1.80%	$1,000.00	$1,104.60	$9.39
Class I	1.55%	$1,000.00	$1,106.80	$8.10
Class N	1.80%	$1,000.00	$1,105.50	$9.40
Altegris Multi-Strategy Alternative Fund
Class A	0.85%	$1,000.00	$1,026.20	$4.27
Class I	0.60%	$1,000.00	$1,027.50	$3.02
Class N	0.85%	$1,000.00	$1,025.80	$4.27

*	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365). Altegris Multi-Strategy Alternative Fund excludes expenses of underlying funds in which Altegris Multi-Strategy Alternative Fund invests.

Altegris Mutual Funds
EXPENSE EXAMPLES (Unaudited)(Continued)
June 30, 2017

Table 2
		Beginning Account	Ending Account	Expenses Paid During
Hypothetical	Annualized	Value	Value	Period *
(5% return before expenses)	Expense Ratio	1/1/2017	6/30/2017	1/1/17 – 6/30/17
Altegris/AACA Opportunistic Real Estate Fund
Class A	1.80%	$1,000.00	$1,015.87	$9.00
Class I	1.55%	$1,000.00	$1,017.11	$7.75
Class N	1.80%	$1,000.00	$1,015.87	$9.00
Altegris Multi-Strategy Alternative Fund
Class A	0.85%	$1,000.00	$1,020.58	$4.26
Class I	0.60%	$1,000.00	$1,021.82	$3.01
Class N	0.85%	$1,000.00	$1,020.58	$4.26

*	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365). Altegris Multi-Strategy Alternative Fund excludes expenses of underlying funds in which Altegris Multi-Strategy Alternative Fund invests.

Altegris Mutual Funds
Supplemental Information (Unaudited)
June 30, 2017

Altegris Multi-Strategy Fund and Altegris/AACA Real Estate Long Short Fund (Adviser – Altegris Advisors, LLC)*

In connection with the regular meeting held on August 24 & 25, 2016 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Altegris Advisors, LLC (“Altegris”) and the Trust, with respect to the Altegris Multi-Strategy Fund (“Altegris Multi”) and Altegris/AACA Real Estate Long Short Fund (“Altegris Real Estate) (each a “Fund”, collectively the “Funds”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

 The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

 Nature, Extent & Quality of Service. The Trustees noted that Altegris was founded in 2002 and manages approximately $2 billion in assets. They noted that the firm specializes in searching for and evaluating alternative investment strategies and managers. They discussed the background of the firm’s key investment personnel responsible for servicing the Altegris Funds, and they observed that the team has diverse financial industry experience in asset management and alternative investments. They noted that the adviser uses fully integrated teams to provide support functions such as research, operations, legal, compliance and marketing. The Trustees discussed the fact that in the early part of 2016, the adviser and its affiliates restructured its executive organization with the addition of a new Executive Chairman. The Board noted that other areas of the executive team were also realigned, resulting in an organization that appears to be in a better position to support the firm, funds, shareholders and other clients. The Trustees noted the adviser’s investment team performs due diligence on each sub-adviser and strategy, and that the adviser’s investment committee reviews all information and makes final manager and strategy decisions. The Trustees observed that the adviser has a thorough risk management process and sufficient resources to perform ongoing due diligence and monitoring of sub-advisers and strategies against various risk attributes. The Trustees noted that the adviser has internal tools to monitor compliance with each Altegris Fund’s investment limitations with testing performed on a daily basis. The Board noted that the adviser has been subject to recent regulatory examinations, which resulted in no material findings. The Board reasoned that the adviser demonstrates it is fully engaged with each sub-adviser and strategy, and the Board expressed its appreciation with the adviser’s commitment to continue to enhance resources. The Board concluded that the adviser should continue to provide a high level of quality service to the Altegris Funds for the benefit of shareholders.

Altegris Mutual Funds
Supplemental Information (Unaudited) (Continued)
June 30, 2017

Performance.

Altegris Multi. The Trustees considered the Fund’s objective of seeking long-term capital appreciation and absolute returns and the Fund’s 2-star Morningstar ranking. They reviewed the Fund’s historical Morningstar rankings and considered that it reflected a slight deterioration in performance over time. They considered that the Fund exhibited a slightly lower standard deviation over the 3-year period than the Morningstar category, as well as flat Sharpe and Sortino ratios over the same time period. They reviewed the historical performance of the Fund, noting that over the 1-year period, the Fund performed relatively in line with the HRFX Global Hedge Fund Index and only slightly underperformed the HFRI Fund-of-Funds Composite Index and Morningstar category. They further noted that the Fund outperformed the HFRX Global Hedge Fund Index and Morningstar category over the 2- and 3-year periods, while the Fund underperformed its adviser-selected peer group over the one year time period. They considered the adviser’s explanation of the cyclical nature of its strategy for the Fund and the active approach taken by the adviser. They also acknowledged the adviser agreed to an interim review of performance with respect to the Fund, and agreed that the adviser should be retained in light of potential for improved performance.

Altegris Real Estate. The Trustees discussed the Fund’s objective to provide total return through long term capital appreciation and current income by investing, both long and short, in equity securities of real estate and real estate related companies. Recognizing that the Fund’s performance data included performance of a predecessor fund, they noted that while the Fund underperformed all comparison groups over the 1-year period, it generally performed in line with, or outperformed, all comparison groups over the 2- and 3-year periods. They noted the Fund’s favorable year-to-date Morningstar ranking and favorable Sharpe and Sortino ratios for the 3-year period. They discussed the adviser’s explanation for the relative underperformance over the 1-year period, and found it to be reasonable. After further discussion and considering the historical performance of the Fund, the Trustees agreed that the adviser should be retained.

Fees and Expenses.

Altegris Multi. The Trustees noted the adviser charges an advisory fee of 0.00% on assets invested in affiliated funds and 1.50% on other assets, subject to a contractual maximum of 1.00%. The Trustees noted that the adviser received, a total fee of 0.04% for the prior year. They noted that the contractual maximum fee of 1.00% was below the peer group average and slightly higher than the Morningstar category average. They reviewed the Fund’s net expense ratio, noting that it was higher than the peer group range and Morningstar category average, but within the range of the Morningstar category. They reviewed the nature of the adviser’s strategy and the expenses involved in its execution, and after discussion, the Trustees concluded that the advisory fee was reasonable.

Altegris Real Estate. The Trustees noted the adviser charges an advisory fee of 1.30%, and they acknowledged that in the prior fiscal year, the net advisory fee, after waiver, was 0.96%. The Trustees reviewed the fees of the peer group and Morningstar category noting that the stated advisory fee is higher than the peer group and Morningstar category averages, but within the range of each. They considered the adviser’s assertion that a majority of the peer group funds were single-strategy, single-manager funds that executed long-only portfolios. After discussion, they agreed that the costs associated with running both a long and short strategy warranted a higher fee than long-only strategies and provided a value to shareholders. They also noted that the Fund’s net expense ratio was significantly above the range of each comparison group, but acknowledged that was reasonable because most of the comparison funds were comprised of

Altegris Mutual Funds
Supplemental Information (Unaudited) (Continued)
June 30, 2017

long-only portfolios. After further discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Economies of Scale.

Altegris Multi. The Trustees considered whether the adviser had benefited from economies of scale in the management of the Fund. They noted the adviser had previously agreed to breakpoints in the maximum advisory fee at certain established asset levels. The Trustees noted that the Fund had not yet reached an asset level sufficient for the implementation of a breakpoint. They acknowledged the unique fee structure appropriately compensates the adviser for active management of the portfolio while reducing compensation when the Fund invests in other Altegris Funds. After discussion, it was the consensus of the Trustees that the breakpoints were acceptable, and an effective way to share economies of scale with shareholders.

 Altegris Real Estate. The Trustees noted the absence of breakpoints at this time. They also discussed the fact that the adviser had waived a portion of its fees during the previous year. After discussion, it was the consensus of the Trustees that based on current size of the Fund and the adviser’s willingness to discuss breakpoints once the Fund grows substantially larger, the matter of economies of scale would be revisited at the next renewal of the agreement and as the Fund’s size increases.

 Profitability.

Altegris Multi. The Trustees reviewed a profitability analysis provided by the adviser. They noted that the adviser realized a net loss in connection with its relationship with the Fund. After discussion, the Trustees concluded that excessive profitability was not a concern at this time.

Altegris Real Estate. The Trustees reviewed a profitability analysis provided by the adviser. They noted that the adviser realized a modest profit, both in percentage and actual dollars realized, in connection with its relationship with the Fund. After discussion, the Trustees concluded that excessive profitability was not a concern at this time.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the advisory agreement was in the best interests of the shareholders of the Altegris Funds.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Altegris Funds.

Altegris Mutual Funds
Supplemental Information (Unaudited) (Continued)
June 30, 2017

Altegris/AACA Real Estate Long Short Fund (Sub-Adviser – American Assets Capital Advisers, LLC)

In connection with the regular meeting held on August 24 & 25, 2016 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Altegris and American Assets Capital Advises, LLC (“AACA”), with respect to the Altegris Real Estate. In considering the renewal of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

 The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

 Nature, Extent & Quality of Services. The Trustees noted that AACA is an investment manager founded in 2014, specializing in global real estate securities, and has approximately $121 million in assets under management. The Trustees considered the backgrounds of the key investment personnel responsible for sub-advising the Fund, noting their education, and financial and real estate industry experience. The Trustees observed that the sub-adviser appears to demonstrate a thorough understanding of the main risks associated with the real estate asset class and have shown the ability to mitigate these risks. The Trustees considered the sub-adviser’s broker selection process, noting that it is based on a combination of factors to ensure best execution practices are being met. The Trustees observed that the sub-adviser reported no material compliance or litigation issues since the previous sub-advisory contract renewal. The Board noted the investment team’s substantial experience with real estate products and strategies as a main strength and a benefit to the Fund. The Trustees considered the adviser’s recommendation that the sub-adviser be retained, and they concluded that AACA should continue to provide quality service to the Fund, adviser, and shareholders.

 Performance. The Trustees reviewed the Fund’s performance noting that the sub-adviser manages 100% of the Fund’s invested assets. The Trustees discussed the Fund’s objective to provide total return through long term capital appreciation and current income by investing, both long and short, in equity securities of real estate and real estate related companies. Recognizing that the Fund’s performance data included performance of a predecessor fund, they noted that while the Fund underperformed its benchmark over the 1-year period, it only slightly underperformed its benchmark over the 2-year period and outperformed its benchmark over the 3-year period. They noted the Fund’s favorable year-to-date Morningstar ranking and favorable Sharpe and Sortino ratios for the 3-year period. After further discussion and considering the historical performance of the Fund, the Trustees agreed that the sub-adviser should be retained.

Fees & Expenses. The Trustees discussed the sub-advisory fee, and the fees that the sub-adviser charges to its separate account clients, and noted that the sub-advisory fee is lower than

Altegris Mutual Funds
Supplemental Information (Unaudited) (Continued)
June 30, 2017

the fee the sub-adviser generally charges to its separate account clients. The Trustees concluded that the sub-advisory fee was reasonable.

Profitability. The Trustees reviewed a profitability analysis provided by the sub-adviser. They noted the sub-adviser realized a profit in connection with its relationship with the Fund, but agreed that it was not unreasonable in terms of actual dollars or percentage of revenue. After a discussion, the Trustees concluded the sub-adviser’s profitability was not excessive.

Economies of Scale. The Trustees considered whether the sub-adviser has realized economies of scale with respect to the management of the Fund. The Trustees agreed that this was primarily an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.

Conclusion. Having requested and received such information from the sub-adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the sub-advisory agreement was in the best interests of the shareholders of Altegris/AACA Real Estate Long Short Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-524-9441 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-524-9441.

INVESTMENT ADVISOR	ADMINISTRATOR
Altegris Advisors, L.L.C	Gemini Fund Services, LLC
1200 Prospect Street, Suite 400	80 Arkay Drive, Suite 110
La Jolla, CA 92037	Hauppauge, New York 11788

Altegris/AACA Real Estate Long Short Fund
SUB-ADVISORS
American Assets Capital Advisers, LLC
11455 El Camino Realm Suite 140
San Diego, CA 92130

altegris TRUSTED ALTERNATIVES. INTELLIGENT INVESTING.

www.altegris.com/mutualfunds

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable

Item 4. Principal Accountant Fees and Services. Not applicable

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. Vote of security holders is included under item 1.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 9/7/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 9/7/17

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Treasurer/Principal Financial Officer

Date 9/7/17